Loans Receivable and Allowance for Loan Losses (Non-accruing Loans) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-accrual loan	$ 20,059	$ 47,825
Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-accrual loan	2,163	15,511
Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-accrual loan	130	4,040
Commercial Business [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-accrual loan	3,159	4,265
Commercial & Multi-family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-accrual loan	13,043	22,280
Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-accrual loan	$ 1,564	$ 1,729